Acquisitions and Other Investments - El Rancho - Additional Information (Detail) - El Rancho Supermercado $ in Millions	Nov. 16, 2017 USD ($)
Business Acquisition [Line Items]
Number of stores acquired	16
Total purchase consideration	$ 100.0
Payment to acquire businesses	70.0
Amount of equity interest issued or issuable in a business combination	$ 30.0
Percentage of equity interest acquired	45.00%
Remaining equity interest under contractual right to purchase, percent	55.00%